Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt

Note 9: Debt

Credit Facilities

Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2013, committed lines of credit available to the Company were $5.1 billion, of which $2.2 billion of these lines were unused. The Company has credit facilities available in varying currencies that have various maturity dates up to 2016.

Debt

The following is a summary of the Company’s total debt:

	2013			2012
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Total debt	$11,948	$25,408	$29,866	$12,032	$22,678	$27,052

A summary of debt as of December 31, 2013 and 2012, including drawings under credit lines, is as follows:

	2013			2012
	Industrial Activities	Financial Services	Consolidated	Industrial Activities	Financial Services	Consolidated
	(in millions)
Bonds (*):
Payable in 2015, interest rate of 5.250%	$1,379	$—	$1,379	$1,319	$—	$1,319
Payable in 2018, interest rate of 6.250%	1,655	—	1,655	1,584	—	1,584
Payable in 2016, interest rate of 7.250%	258	—	258	260	—	260
Payable in 2017, interest rate of 7.875%	1,541	—	1,541	1,581	—	1,581
Payable in 2013, interest rate of 7.750%	—	—	—	1,004	—	1,004
Payable in 2016, interest rate of 6.250%	—	500	500	—	500	500
Payable in 2015, interest rate of 3.875%	—	750	750	—	750	750
Payable in 2018, interest rate of 3.625%	—	599	599	—	—	—
Payable in 2017, interest rate of 3.250%	—	500	500	—	—	—
Other Debt:
Asset-backed debt	15	14,697	14,712	147	12,613	12,760
Other debt	5,290	2,682	7,972	4,569	2,725	7,294
Intersegment debt	1,810	5,680	—	1,568	6,090	—

Total debt	$11,948	$25,408	$29,866	$12,032	$22,678	$27,052

(*)	Includes unamortized discounts/premiums and fair value hedge adjustments.

The weighted-average interest rate on consolidated debt at December 31, 2013, and 2012 was 3.7% and 3.9%, respectively.

In March 2011, CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) issued €1.0 billion of notes, due 2015 and bearing fixed interest at a rate of 5.250% (the “5.250% CIFE Notes”). The 5.250% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V., as successor to Fiat Industrial S.p.A.

In March 2011, CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) issued €1.2 billion of notes, due 2018 and bearing fixed interest at a rate of 6.250% (the “6.250% CIFE Notes”). The 6.250% CIFE Notes have been issued under the €10 billion Global Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V., as successor to Fiat Industrial S.p.A.

In January 1996, Case Corp. (now CNH Industrial America LLC) issued $254 million 7.25% Senior Notes (the “7.250% Senior Notes”), due 2016. The 7.250% Senior Notes are redeemable in whole or in part at any time at the option of CNH Industrial America LLC at a price equal to the greater of (i) 100% of the principal amount of the notes being redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest thereon discounted to the date of redemption on a semi-annual basis at the Treasury Rate (as defined in the notes) plus 20 basis points. Since 1999, the 7.250% Senior Notes have been fully guaranteed by CNH Global, and, after the Merger, by its successor CNH Industrial.

In June 2010, Case New Holland Industrial Inc. (formerly Case New Holland Inc.) issued $1.5 billion of debt securities at an annual fixed rate of 7.875% (the “7.875% Senior Notes”) due 2017. The 7.875% Senior Notes are fully and unconditionally guaranteed by CNH Industrial N.V. (as successor to CNH Global N.V.) and certain of its direct and indirect subsidiaries. The 7.875% Senior Notes contain certain covenants that limit the ability of CNH Industrial N.V. and its restricted subsidiaries to, among other things, incur secured funded debt or enter into certain leaseback transactions; the ability of CNH Industrial non-guarantor restricted subsidiaries other than Case New Holland Industrial Inc. or any credit subsidiaries to incur additional funded debt and the ability of CNH Industrial, Case New Holland Industrial Inc. and CNH Industrial guarantor subsidiaries to consolidate, merge, convey, transfer or lease out properties and assets. The 7.875% Senior Notes are redeemable at Case New Holland Industrial Inc.’s option at any time at a price equal to 100% of the principal amount of the notes plus a make-whole premium defined in the respective indentures.

In July 2011, CNH Industrial Capital LLC (formerly CNH Capital LLC) closed a $250 million, 5-year, unsecured committed credit facility. The facility includes a $150 million term loan which thereafter was fully drawn with a 5-year tenure, and a $100 million revolving credit facility that has remained fully available.

In November 2011, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 6.250% (the “6.250% Notes”) due 2016. The 6.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2012, CNH Industrial Capital LLC issued $750 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes”) due 2015. The 3.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In April 2013, CNH Industrial Capital LLC issued $600 million of debt securities at an annual fixed rate of 3.625% (the “3.625% Notes”) due 2018. The 3.625% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

In October 2013, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 3.250% (the “3.250% Notes”) due 2017. The 3.250% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.

A summary of the minimum annual repayments of debt as of December 31, 2013, for 2014 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2014	$1,640	$8,671	$10,311
2015	2,580	4,458	7,038
2016	2,082	2,932	5,014
2017	1,786	1,943	3,729
2018	1,847	1,445	3,292
2019 and thereafter	203	279	482
Intersegment	1,810	5,680	—

Total	$11,948	$25,408	$29,866

The table above includes unamortized debt discounts/premiums and fair value hedge adjustments which are considered insignificant compared to the total balance of outstanding debt.

Please refer to Note 14—Financial Instruments for fair value information on debt.